Fees and Expenses - Baron First Principles ETF	Dec. 05, 2025
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)